Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Statement of Comprehensive Income [Abstract]
Net loss	$ (26,113)	$ (42,606)	$ (138,001)	$ (193,195)	$ (86,361)
Foreign currency translation (loss)/gain, net of tax	74	155	(525)	(96)	145
Comprehensive loss	$ (26,039)	$ (42,451)	$ (138,526)	$ (193,291)	$ (86,216)